Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
Derivative financial instruments

8.	Derivative financial instruments

The primary risk factors associated with the derivative instruments undertaken relate to exchange rates, interest rates, and equity income. In managing these and other market risk factors, the Bank employs practices that encompass the measurement and monitoring of the utilization of limits previously established by internal committees, the portfolios' value at risk, sensitivities to interest rate fluctuations, foreign exchange exposure, liquidity gaps, among other practices that enable the control and monitoring of risks, which could potentially impact Banco Santander's positions across the various markets in which it operates. Based on this management model, the Bank has been able to optimize the risk-reward ratio, even amidst conditions of significant volatility, through the use of operations involving derivative instruments.

The fair value of derivative financial instruments is determined using market price quotations when available. The fair value of swaps is calculated through discounted cash flow modeling techniques, reflecting appropriate risk factors. The fair value of forward and futures contracts is also determined based on market price quotations for exchange-traded derivatives or employing methodologies similar to those used for swaps. The fair value of options is calculated using mathematical models, such as the Black-Scholes model, implied volatilities, and the fair value of the corresponding asset. Current market prices are utilized to determine volatilities. For derivatives that do not have prices directly disclosed by exchanges, the fair value is ascertained through pricing models that leverage market information, inferred from the disclosed prices of more liquid assets. This process involves extracting interest rate curves and market volatilities from these prices, which are then used as input data for the models.

a) Derivative Financial Instruments

a.1) Derivative Financial Instruments Recorded in the Off-Balance Sheet and Equity Accounts.

Overview of Trading and Hedging Derivatives Portfolio

	2025	2024
Assets
Swap Differential Receivables	11,595,591	16,710,659
Premiums on Unexercised Options	6,312,487	4,960,933
Forward Contracts and Others	47,899,620	18,534,707
Total	65,807,698	40,206,299

Liabilities
Swap Differential Payables	11,893,221	16,746,167
Premiums on Issued Options	5,970,844	4,455,074
Forward Contracts and Others	42,147,926	18,209,033
Total	60,011,991	39,410,274

Breakdown by Category

Trading	2025			2024

	Notional Value (1)	Curve Value	Fair Value	Notional Value(1)	Curve Value	Fair Value
Swap	1,091,352,145	(2,221,515)	(297,630)	858,277,413	(5,247,457)	(35,508)
Assets	544,480,673	9,298,735	11,595,591	421,892,846	11,989,199	16,710,659
Interest Rate	424,253,131	6,039,353	6,846,017	212,769,602	8,288,494	9,155,516
Foreign Currency	118,489,312	3,257,875	4,746,233	207,863,441	3,593,516	7,449,012
Other	1,738,230	1,507	3,341	1,259,803	107,189	106,131
Liabilities	546,871,472	(11,520,250)	(11,893,221)	436,384,567	(17,236,656)	(16,746,167)
Interest Rates	510,279,375	(10,369,508)	(10,349,447)	300,101,297	(13,645,096)	(13,848,265)
Foreign Currency	35,498,945	(1,150,742)	(1,353,372)	133,470,413	(3,588,425)	(2,726,684)
Others	1,093,152	-	(190,402)	2,812,857	(3,135)	(171,218)
Options	724,241,728	(2,364,529)	341,643	538,580,487	(1,728,092)	505,859
Purchase Commitments	300,697,253	4,436,345	6,312,487	248,136,848	2,889,580	4,960,933
Foreign Currency Call Options	20,042,978	2,152,833	2,066,252	17,652,929	1,170,432	2,035,002
Foreign Currency Put Options	15,954,554	855,034	900,935	10,969,754	449,432	297,814
Other Call Options	12,400,038	887,741	3,216,466	25,078,274	769,593	2,530,004
Interbank Market	5,677,984	555,307	2,287,818	4,228,408	420,720	1,456,616
Others (2)	6,722,054	332,434	928,648	20,849,866	348,873	1,073,388
Put Option - Other	252,299,683	540,737	128,834	194,435,891	500,123	98,113
Interbank Market	204,462	113,366	74,030	553,161	111,802	80,262
Other (2)	252,095,221	427,371	54,804	193,882,730	388,321	17,851
Sale Commitments	423,544,475	(6,800,874)	(5,970,844)	290,443,639	(4,617,672)	(4,455,074)
Foreign Currency Call Options	11,780,868	(629,651)	(430,424)	10,516,526	(597,168)	(786,706)
Foreign Currency Put Options	12,130,582	(637,961)	(681,040)	11,046,513	(555,932)	(275,212)
Other Call Options	90,098,059	(4,452,630)	(3,443,887)	57,500,051	(2,868,865)	(3,203,477)
Interbank Market	25,152,891	(2,505,829)	(1,845,726)	21,145,788	(2,104,995)	(1,578,796)
Other (2)	64,945,168	(1,946,801)	(1,598,161)	36,354,263	(763,870)	(1,624,681)
Other Put Options	309,534,966	(1,080,632)	(1,415,493)	211,380,549	(595,707)	(189,679)
Interbank Market	2,860,119	(239,648)	(507,171)	1,395,691	(155,776)	(29,908)
Other (2)	306,674,847	(840,984)	(908,322)	209,984,858	(439,931)	(159,771)
Futures Contracts	567,709,896	-	-	785,337,224	-	-
Long Position	283,663,279	-	-	396,239,839	-	-
Exchange Coupon (DDI)	95,881,997	-	-	143,814,584	-	-
Interest Rates (DI1 and DIA)	160,220,757	-	-	135,768,788	-	-
Foreign Currency	21,182,934	-	-	106,481,787	-	-
Indexes (3)	3,206,380	-	-	7,717,797	-	-
Treasury Bonds/Notes	3,171,211	-	-	2,456,883	-	-

Short Position	284,046,617	-	-	389,097,385	-	-
Exchange Coupon (DDI)	95,902,371	-	-	143,814,584	-	-
Interest Rate (DI1 and DIA)	160,220,757	-	-	138,131,331	-	-
Foreign Currency	21,545,898	-	-	96,976,790	-	-
Index (3)	3,206,380	-	-	7,717,797	-	-
Treasury Bonds/Notes	3,171,211	-	-	2,456,883	-	-
Forward Contracts and Others	480,123,205	(37,395,965)	5,751,694	443,722,256	6,675,015	325,674
Purchase Commitments	221,363,620	5,957,072	47,899,620	226,379,907	13,065,871	18,534,707
Currencies	154,265,360	5,618,233	8,490,694	176,481,430	4,649,383	2,617,536
Other	67,098,260	338,839	39,408,926	49,898,477	8,416,488	15,917,171
Sale Commitments	258,759,585	(43,353,037)	(42,147,926)	217,342,349	(6,390,856)	(18,209,033)
Currencies	191,491,609	(42,844,482)	(2,513,427)	177,766,056	(5,934,009)	(6,151,264)
Other	67,267,976	(508,555)	(39,634,499)	39,576,293	(456,847)	(12,057,769)

(1) Adjusted nominal value of the contracts minal value of updated contracts.

(2) Includes index options, primarily options related to U.S. Treasury, stocks, and stock indices.

(3) Includes Bovespa and S&P indices.

a.2) Derivatives Financial Instruments by Counterparty

Notional				2025
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	482,221,063	543,012,725	66,118,357	1,091,352,145
Options	112,446,529	10,162,546	601,632,653	724,241,728
Futures Contracts	6,586,544	308,134	560,815,218	567,709,896
Forward Contracts and Others	101,871,220	280,719,313	97,532,672	480,123,205

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Notional				2024
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	248,822,684	408,569,543	200,885,186	858,277,413
Options	72,193,642	7,707,652	458,679,193	538,580,487
Futures Contracts	13,890,950	3,628,688	767,817,586	785,337,224
Forward Contracts and Others	180,609,297	193,284,055	69,828,904	443,722,256

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

a.3) Derivatives Financial Instruments by Maturity

Notional				2025
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	215,444,602	122,788,587	753,118,956	1,091,352,145
Options	235,359,167	389,872,228	99,010,333	724,241,728
Futures Contracts	158,211,486	157,998,367	251,500,043	567,709,896
Forward Contracts and Others	270,558,427	118,706,257	90,858,521	480,123,205

Notional				2024
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	118,831,333	142,493,857	596,952,223	858,277,413
Options	80,264,346	375,497,526	82,818,615	538,580,487
Futures Contracts	415,684,910	197,209,979	172,442,335	785,337,224
Forward Contracts and Others	273,869,288	104,483,252	65,369,716	443,722,256

a.4) Derivative Financial Instruments by Trading Market

Notional	Stock Exchanges (1)	Over-the-Counter Market	2025
			Total
Swap	71,829,722	1,019,522,423	1,091,352,145
Options	539,875,480	184,366,248	724,241,728
Futures Contracts	567,339,980	369,916	567,709,896
Forward Contracts and Others	20,496,769	459,626,436	480,123,205

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

Notional	Stock Exchanges (1)	Over-the-Counter Market	2024
			Total
Swap	167,924,413	690,353,000	858,277,413
Options	415,336,707	123,243,780	538,580,487
Futures Contracts	781,708,536	3,628,688	785,337,224
Forward Contracts and Others	55,754,746	387,967,510	443,722,256

(1) Includes transactions that have as counterparty B3 S.A. - Brasil, Bolsa, Balcão (B3) and other stock and commodities exchanges.

a.5) Information on Credit Derivatives

Banco Santander uses credit derivatives with the objectives of performing counterparty risk management and meeting its customers' demands, performing protection purchase and sale transactions through credit default swaps and total return swaps, primarily related to Brazilian sovereign risk securities.

Total Return Swaps – TRS

These are credit derivatives in which the return from the reference obligation is exchanged for a cash flow, and where upon the occurrence of a credit event, the protection buyer typically has the right to receive from the protection seller the equivalent of the difference between the updated value and the fair value of the benchmark obligation at the contract's settlement date.

Credit Default Swaps – CDS

These are credit derivatives where, upon the occurrence of a credit event, the protection buyer is entitled to receive from the protection seller an amount equal to the difference between the face value of the CDS contract and the fair value (fair value) of the benchmark obligation at the settlement date of the contract. In exchange, the seller receives a fee for providing the protection.

Below, the composition of the Credit Derivatives portfolio shown by its reference value.

		2025		2024
	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap
Credit Swaps	-	7,950,397	4,421,208	16,153,307
Total	-	7,950,397	4,421,208	16,153,307

During the period, there were no credit events associated with the precipitating factors specified in the contracts.

a.6) Accounting Hedge

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

The derivatives used as hedging instruments are represented as follows:

a.6.I ) Fair Value Hedge

The Bank's fair value hedging strategy involves mitigating exposure to fair value fluctuations, specifically regarding interest receipts and payments on recognized assets and liabilities.

The fair value management methodology adopted by the Bank segregates transactions based on risk factors (e.g., BRL/USD exchange rate risk, fixed interest rate risk in BRL, USD exchange rate coupon risk, inflation risk, interest risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with pre-established internal thresholds.

To mitigate fluctuations in fair value associated with the receipt and payment of interest, the Bank employs interest rate swap contracts concerning fixed-rate assets and liabilities.

The Bank utilizes fair value hedge in the following manner:

• Designates Foreign Currency Swaps + Coupon versus % CDI and Fixed BRL Interest Rate or contracts USD Futures (DOL, DDI/DI) as a derivative instrument in Hedge Accounting structures, with foreign currency loan operations as the hedged item.

• The Bank maintains an active loan portfolio originated in fixed-rate U.S. Dollars at Santander EFC, whose transactions are recorded in Euros. To manage this currency mismatch, the Bank designates a Foreign Currency Swap, exchanging Floating Euros for Fixed U.S. Dollars, as a hedge against market risk for the corresponding loans.

• The Bank is subject to a pre-fixed interest rate risk stemming from Government Securities (NTN-F and LTN) held within its Financial Assets portfolio, which are measured through Other Comprehensive Income. To manage this risk mismatch, the Bank enters into DI futures contracts on the exchange or engages in interest rate swaps, designating these as derivative instruments within a Hedge Accounting structure.

• The Bank is exposed to IPCA (broad consumer price index) risk stemming from debentures within its available-for-sale securities portfolio. To manage this exposure, the Bank enters into IPCA futures contracts ("DAP") on the exchange and designates them as derivative instruments within a Hedge Accounting structure.

Santander assesses effectiveness requirements through:

• Demonstration of the economic relationship between the hedged item and the hedging instrument through a qualitative test and, if not met, through quantitative tests that compare the market value of the hedged items, corresponding to the hedged risk, with the value of the hedging instruments. Additionally, a quantitative test of the variations in the market values of the hedging instrument and the hedged item is performed prospectively;

• Calculation of the hedge ratio, which corresponds to the ratio between the quantity of items effectively hedged by Santander and the quantity of hedging instruments effectively used;

• Assessment of the predominance of credit risk, carried out through the analysis of the credit risk exposure of the hedged items and the hedging instruments;

In fair value hedges, both gains and losses on hedging instruments and on the hedged items (attributable to the type of risk being hedged) are recognized directly in the consolidated statement of profit or loss.

						12/31/2025
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	107,845	1,664,551	1,772,396	108,402	1,664,551	1,772,953
Loan Operations Hedge	42,513	1,166,421	1,208,934	39,902	1,166,421	1,206,323
Securities Hedge	65,332	498,130	563,462	68,500	498,130	566,630
Futures Contracts	588,237	58,383,294	58,971,531	516,518	61,963,365	62,479,883
Loan Operations Hedge	196,301	1,384,510	1,580,811	169,359	1,565,217	1,734,576
Securities Hedge	88,352	52,602,490	52,690,842	70,784	55,116,924	55,187,708
Funding Hedge	303,584	4,396,294	4,699,878	276,375	5,281,224	5,557,599

						12/31/2024
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	30,481	222,625	253,106	10,979	200,658	211,637
Loan Operations Hedge	30,481	222,625	253,106	10,979	200,658	211,637
Future Contracts	160,951	43,416,076	43,577,027	(222,149)	38,332,070	38,109,921
Loan Operations Hedge	156,408	13,238,024	13,394,432	(54,560)	10,017,522	9,962,962
Securities Hedge	(142,206)	25,344,183	25,201,977	213,204	22,504,539	22,717,743
Funding Hedge	146,749	4,833,869	4,980,618	(380,793)	5,810,009	5,429,216
(*)	The Bank employs market risk hedging strategies, the targets of which are assets in its portfolio, which is why we present the liabilities side of the respective instruments. For structures that have futures as instruments, we provide the balance of the daily adjustment calculated, recorded in the off-balance sheet account.

a.6.II) Cash Flow Hedge

The Bank's cash flow hedging strategies consist of hedging against exposure to fluctuations in cash flows, interest payments, and currency exchange rates, which are attributable to changes in interest rates affecting recognized assets and liabilities, as well as exchange rate fluctuations impacting unrecognized assets and liabilities.

The Bank utilizes cash flow hedge in the following manner:

• The Bank engages in active swaps indexed to fixed US Dollars and liabilities in foreign currency, designating these as hedging instruments within a Cash Flow Hedge structure, where the hedged items are foreign currency loans negotiated with third parties via its offshore branches and Brazilian external debt securities measured at amortized cost.

• The Bank enters into Dollar Futures or DDI + DI Futures (Synthetic Dollar Futures) contracts and designates them as hedging instruments within a Cash Flow Hedge structure, where the hedged items are the Bank's portfolio of Dollar-denominated loans and Promissory Notes in the available-for-sale securities portfolio measured at Fair Value Through Other Comprehensive Income.

• The Bank maintains a portfolio of assets indexed to the Euro and traded in offshore branches. In the transaction, the value of the asset in Euros will be converted to Dollars at the exchange rate specified in the foreign exchange contract for the transaction. After this conversion, the principal amount of the transaction, now denominated in Dollars, will be adjusted by either a floating or a fixed rate. The assets will be hedged with a Cross-Currency Swap to transfer the Euro risk to LIBOR + Coupon.

Santander assesses effectiveness requirements through:

• Demonstration of the economic relationship between the hedged item and the hedging instrument through a qualitative test and, if not met, through quantitative tests that compare the market value of the hedged items, corresponding to the hedged risk, with the value of the hedging instruments. Additionally, a quantitative test of the variations in the market values of the hedging instrument and the hedged item is performed prospectively;

• Calculation of the hedge ratio, which corresponds to the ratio between the quantity of items effectively hedged by Santander and the quantity of hedging instruments effectively used;

• Assessment of the predominance of credit risk, carried out through the analysis of the credit risk exposure of the hedged items and the hedging instruments;

In this hedging strategy, the effectiveness tests are conducted by comparing two proxies, one for the hedged item and another for the hedging instrument.

The hedged item proxy is a "conceptual" swap, where the passive leg mimics the part of the Stable Portion intended for protection, and the active pre-fixed leg mirrors the set of futures designated as the hedge, consistent with the market rates on the hedge designation day. The hedge instrument proxy is a "conceptual" swap, in which the active leg consists of the number of futures contracts designated as the hedge, and the passive pre-fixed leg represents the rate negotiated at the acquisition of these contracts. The proxy remains stable throughout the strategy as the contracts are held to maturity.

Any ineffectiveness is recognized in the income statement under the line item "Gains (losses) on financial assets and liabilities (net)."

In cash flow hedges, the effective portion of the change in the fair value of the hedging instrument is temporarily recognized in equity under the line item "Other Comprehensive Income - Cash Flow Hedges" (note 25) until the projected transactions take place. At that point, this portion is recognized in the consolidated statements of income, except if the projected transactions result in the recognition of non-financial assets or liabilities, in which case this portion will be included in the cost of the financial asset or liability. The ineffective portion of the change in the value of foreign exchange hedging derivatives is recognized directly in the consolidated statements of income. Furthermore, the ineffective portion of gains and losses on cash flow hedge instruments in a foreign operation is directly recognized in "Gains (losses) on financial assets and liabilities (net)" in the consolidated income statements.

	2025		2024
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
CDB	(367,808)	-	511,175	-
Total	(367,808)	-	511,175	-

					12/31/2025
					Hedge Instruments	Hedge Object
	Curve		Adjustment to	Curve		Accounting
Strategies	Value	Fair value	Fair value	Value	Fair value	Value
Future Contracts	(626,619)	77,325,400	76,698,781	(566,771)	76,258,560	75,691,789
Hedge of Securities	(250,800)	7,115,000	6,864,200	(244,504)	6,048,160	5,803,656
Funding Hedge	(375,819)	70,210,400	69,834,581	(322,267)	70,210,400	69,888,133

					12/31/2024
					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Future Contracts	(5,610)	79,915,645	79,910,035	(177,822)	77,474,456	77,296,634
Credit Operations Hedge	(73,277)	1,639,466	1,566,189	8,011	730,322	738,333
Hedge of Securities	(40,187)	35,717,857	35,677,670	56,491	27,556,993	27,613,484
Funding Hedge	107,854	42,558,322	42,666,176	(242,324)	49,187,141	48,944,817

a.6) Derivative Financial Instruments - Margins Pledged as Guarantee

The margin provided as collateral for trading at B3 S.A. involving proprietary and third-party derivative financial instruments is composed of federal government securities.

Reference Value	2025	2024
Financial Treasury Bills - LFT	18,735,636	23,592,560
National Treasury Bills - LTN	15,971,113	6,891,750
National Treasury Notes - NTN	7,063,913	4,775,236
Total	41,770,662	35,259,546

b) Short Positions

On December 31, 2025, the balance of short positions totaled 49,380,059 (2024 - 39,396,666 ), which includes the value of financial liabilities resulting from the direct sale of financial assets purchased through resale commitments or borrowed.